Long-Term Investments - Schedule of Debt Securities and Available for Sale (Detail) - CNY (¥) ¥ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Debt Securities, Available-for-Sale [Line Items]
Initial cost		¥ 138,756	¥ 133,780
Net cumulative fair value adjustments		(24,324)	(7,439)
Carrying value		114,432	126,341
Shanghai Jiayang Information System Co., Ltd [Member]
Debt Securities, Available-for-Sale [Line Items]
Initial cost	[1]	55,000	55,000
Net cumulative fair value adjustments	[1]	6,426	8,071
Carrying value	[1]	61,426	63,071
Guangzhou Tale Base Technology Co., Ltd [Member]
Debt Securities, Available-for-Sale [Line Items]
Initial cost	[2]	31,400	31,400
Net cumulative fair value adjustments	[2]	(1,636)	776
Carrying value	[2]	29,764	32,176
Beijing Lingdai [Member]
Debt Securities, Available-for-Sale [Line Items]
Initial cost	[3]	31,980	31,980
Net cumulative fair value adjustments	[3]	(13,999)	(6,507)
Carrying value	[3]	17,981	25,473
Others [Member]
Debt Securities, Available-for-Sale [Line Items]
Initial cost	[4]	20,376	15,400
Net cumulative fair value adjustments	[4]	(15,115)	(9,779)
Carrying value	[4]	¥ 5,261	¥ 5,621

[1]	On September 28, 2021, Yunxuetang entered into a share purchase agreement and a share transfer agreement to acquire 10% equity interest of Shanghai Jiayang Information System Co., Ltd (“Shanghai Jiayang”), which is principally engaged in human resource management software, at a cash consideration of RMB 55,000 (“Jiayang Investment”), and the investment is legally settled on October 13, 2021. The Company recognized unrealized gains of RMB 2,130, RMB 5,941 and an unrealized loss of RMB 1,645 in Accumulated Other Comprehensive Income for the years ended December 31, 2022, 2023 and 2024, respectively. Dividend of nil, nil and RMB 500 were declared and paid by Shanghai Jiayang during the years ended December 31, 2022, 2023 and 2024, respectively.
[2]	Yunxuetang entered into a share purchase agreement and a share transfer agreement to acquire 10.02% equity interest of Guangzhou Tale Base Technology Co., Ltd (“Tale Base”), which is principally engaged in human resource management software, at a cash consideration of RMB 31,400 (“Tale Base Investment”), and the investment was legally closed on February 28, 2022. The Company recognized an unrealized loss of RMB 271, unrealized gain of RMB 1,047 and unrealized loss of RMB 776 in Accumulated Other Comprehensive Income for the year ended December 31, 2022, 2023 and 2024, respectively. In addition, the investment has been a continuous unrealized loss position for over 12 months and it is more likely than not that the Company will be required to sell the impaired security before recovery of the security’s amortized cost basis. The Company recognized an impairment loss of RMB 1,636 in available-for-sale debt securities as the decline in fair value for the year ended December 31, 2024.
[3]	On July 1, 2021, Yunxuetang entered into a share purchase agreement and a share transfer agreement to acquire 19% equity interest of Beijing Lingdai, which is principally engaged in online and offline training in finance, at a cash consideration of RMB 31,980 (“Lingdai Investment”). The investment has been a continuous unrealized loss position for over 12 months and it is more likely than not that the Company will be required to sell the impaired security before recovery of the security’s amortized cost basis. The Company recognized an unrealized loss of RMB 3,509 in Accumulated Other Comprehensive Income for the year ended December 31, 2022. The Company recognized an impairment loss of RMB 3,365 and RMB 7,492 in available-for-sale debt securities as the decline in fair value for the year ended December 31, 2023 and 2024, respectively.
[4]	The Company assesses the unrealized losses of the other investments and determines that it is more likely than not that the Company will be required to sell the impaired investment before recovery of its amortized cost basis. Thus, the Company recognized an impairment loss of RMB 9,779 and RMB 5,336 in available-for-sale debt securities as the decline in fair value for the year ended December 31, 2023 and 2024, respectively.